BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2012	Mar. 31, 2011
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	21,996,102	21,996,102
Units of limited partnership interest, issued	21,996,102	21,996,102
Units of limited partnership interest, outstanding	21,992,202	21,994,302
Series Fifteen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,870,500	3,870,500
Units of limited partnership interest, issued	3,870,500	3,870,500
Units of limited partnership interest, outstanding	3,869,900	3,870,500
Series Sixteen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	5,429,402	5,429,402
Units of limited partnership interest, issued	5,429,402	5,429,402
Units of limited partnership interest, outstanding	5,427,102	5,427,602
Series Seventeen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	5,000,000	5,000,000
Units of limited partnership interest, issued	5,000,000	5,000,000
Units of limited partnership interest, outstanding	4,999,000	5,000,000
Series Eighteen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	3,616,200	3,616,200
Units of limited partnership interest, issued	3,616,200	3,616,200
Units of limited partnership interest, outstanding	3,616,200	3,616,200
Series Nineteen [Member]
Units of assignor limited partner's capital, authorized	22,000,000	22,000,000
Beneficial assignee certificate of assignor limited partner's capital, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,080,000	4,080,000
Units of limited partnership interest, issued	4,080,000	4,080,000
Units of limited partnership interest, outstanding	4,080,000	4,080,000